Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Transactions with Related Parties [Abstract]
Disclosure of detailed information about trade and other transactions with related parties [text block]
Trade and other transactions with related parties

(€ million)	December 31, 2018			2018
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Costs	Revenues	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	96		156
Angola LNG Supply Services Llc			177
Coral FLNG SA	14		1,147		62
Gas Distribution Company of Thessaloniki - Thessaly SA	1	18		51
Karachaganak Petroleum Operating BV	27	134		998	1
Mellitah Oil & Gas BV	1	268		502	1
Petrobel Belayim Petroleum Co	56	2,029		2,282	7
Saipem Group	75	171	793	420	30
Unión Fenosa Gas SA	4	7	57		123	37
Vår Energi AS	13	100	218
Other(*)	44	25		104	111	(26)
	236	2,848	2,392	4,513	335	11
Unconsolidated entities controlled by Eni
Eni BTC Ltd			177
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	87	1	5		11
Other	6	23	14	13	7
	93	24	196	13	18
	329	2,872	2,588	4,526	353	11
Entities controlled by the Government
Enel Group	134	151		514	118	227
GSE - Gestore Servizi Energetici	67	85		588	555	74
Italgas Group	5	146		667	23
Snam Group	237	289		1,184	109	(1)
Terna Group	26	47		231	150	8
Other	25	18		34	45
	494	736		3,218	1,000	308
Other related parties	1	2		32	4
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	40	140		229	34
Total	864	3,750	2,588	8,005	1,391	319

(*)	Each individual amount included herein was lower than €50 million.

(€ million)	December 31, 2017			2017
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Costs	Revenues	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	83		142
Coral FLNG SA	20	4	1,094		28
Karachaganak Petroleum Operating BV	36	121		951
Mellitah Oil & Gas BV	5	220		495	2
Petrobel Belayim Petroleum Co	86	1,205		3.168	8
Saipem Group	63	76	7.270	450	44
Unión Fenosa Gas SA			57	3	202	28
Other (*)	84	22		140	128
	295	1,731	8,421	5,349	412	28
Unconsolidated entities controlled by Eni
Eni BTC Ltd			169
Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)	77	1	5		7
Other	20	23	7	14	7
	97	24	181	14	14
	392	1,755	8,602	5,363	426	28
Entities controlled by the Government
Enel Group	123	187		622	164	285
GSE - Gestore Servizi Energetici	69	219		506	702	2
Italgas Group	14	180	1	681	18
Snam Group	187	351		1,221	85
Terna Group	35	31		212	154	15
Other (*)	50	21		38	16	1
	478	989	1	3,280	1,139	303
Other related parties	1	2		25	1
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	39	145		530	42
Total	910	2,891	8,603	9,198	1,608	331

(*)	Each individual amount included herein was lower than €50 million.

(€ million)	December 31, 2016			2016
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Costs	Revenues	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	50		156
Karachaganak Petroleum Operating BV	47	187		918	27
Mellitah Oil & Gas BV	7	134		477
Petrobel Belayim Petroleum Co	225	532		1,940	2
Saipem Group	64	224	8,094	781	51
Unión Fenosa Gas SA			57		94
Other(*)	114	25	1	145	143	47
	458	1,152	8,152	4,417	317	47
Unconsolidated entities controlled by Eni
Eni BTC Ltd			192
Industria Siciliana Acido Fosforico - ISAF - SpA
(in liquidation)	69	1	3		2
Other (*)	9	16	51	8	10
	78	17	246	8	12
	536	1,169	8,398	4,425	329	47
Entities controlled by the Government
Enel Group	151	254		808	201	182
GSE - Gestore Servizi Energetici	58	32		243	414	5
Italgas Group	54	1	1	4
Snam Group	44	541		2,032	113
Terna Group	33	46		232	117	13
Other (*)	43	24		37	68
	383	898	1	3,356	913	200
Other related parties		2		32
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	176	331		423	70
Total	1,095	2,400	8,399	8,236	1,312	247

(*)	Each individual amount included herein was lower than €50 million.

Disclosure of detailed information about financing transactions with related parties [text block]
Financing transactions with related parties

(€ million)
	December 31, 2018			2018
Name	Receivables	Payables	Guarantees	Charges	Gains
Joint ventures and associates
Angola LNG Ltd			245
Cardón IV SA	705	36			95
Coral FLNG SA	108
Coral South FLNG DMCC			1,397
Shatskmorneftegaz Sàrl				267	7
Société Centrale Electrique du Congo SA	64	30		5
Vår Energi AS		494
Other	38	4	22	9	13
	915	564	1,664	281	115
Unconsolidated entities controlled by Eni	49	25
Entities controlled by the Government
Enel Group		64
Other		8		2
		72		2
	964	661	1,664	283	115

(€ million)

	December 31, 2017			2017
Name	Receivables	Payables	Guarantees	Charges	Gains
Joint ventures and associates
Coral South FLNG D MCC			1,334
Cardón IV SA	955				86
Angola LNG Ltd			233
Shatskmorneftegaz Sarl	101				6
Société Centrale Electrique du Congo SA	66	43
Saipem Group		3	56		13
Coral FLNG SA	56				71
Other	48	49	2	1	14
	1,226	95	1,625	1	190
Unconsolidated entities controlled by Eni
Servizi Fondo Bombole Metano SpA	60	9			1
Other (*)	1	52
	61	61			1
Entities controlled by the Government
Other		8		3
		8		3
	1,287	164	1,625	4	191

(*)	Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2016			2016
Name	Receivables	Payables	Guarantees	Charges	Gains	Derivative financial instruments
Joint ventures and associates
Cardón IV SA	1,054				96
Matrìca SpA	125			93	9
Shatskmorneftegaz Sarl	69			13	4
Société Centrale Electrique du Congo SA	78			18
Unión Fenosa Gas SA		85
Saipem Group			82		43	27
Other (*)	52		2	17	4
	1,378	85	84	141	156	27
Unconsolidated entities controlled by Eni
Eni BTC Ltd		54
Other (*)	46	52		1	1
	46	106		1	1
Entities controlled by the Government
Other				3
				3
	1,424	191	84	145	157	27

(*)                  Each individual amount included herein was lower than €50 million.

Disclosure of detailed information about the impact of transactions and positions with related parties on the balance sheet [text block]
The impact of transactions and positions with related parties on the balance sheet consisted of the following:

(€ million)
	December 31, 2018			December 31, 2017
	Total	Related parties	Impact %	Total	Related parties	Impact %
Other current financial assets	300	49	16.33	316	73	23.10
Trade and other receivables	14,101	633	4.49	15,421	834	5.41
Other current assets	2,258	71	3.14	1,573	30	1.91
Other non-current financial assets	1,253	915	73.02	1,675	1,214	72.48
Other non-current assets	792	160	20.20	1,323	46	3.48
Short-term debt	2,182	661	30.29	2,242	164	7.31
Trade and other payables	16,747	3,664	21.88	16,748	2,808	16.77
Other current liabilities	3,980	63	1.58	1,515	60	3.96
Other non-current liabilities	1,502	23	1.53	1,479	23	1.56

Disclosure of detailed information about the impact of transactions with related parties on the profit and loss accounts [text block]
The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2018			2017			2016
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Net sales from operations	75,822	1,383	1.82	66,919	1,567	2.34	55,762	1,238	2.22
Other income and revenues	1,116	8	0.72	4,058	41	1.01	931	74	7.95
Purchases, services and other	(55,622)	(8,008)	14.40	(51,548)	(9,164)	17.78	(43,278)	(8,212)	18.97
Net (impairment losses) reversals of trade and other receivables	(415)	26	—	(913)			(846)
Payroll and related costs	(3,093)	(22)	0.71	(2,951)	(34)	1.15	(2,994)	(24)	0.80
Other operating income (expense)	129	319	—	(32)	331	—	16	247	—
Finance income	3,967	115	2.90	3,924	191	4.87	5,850	157	2.69
Finance expense	(4,663)	(283)	6.07	(5,886)	(4)	0.07	(6,232)	(145)	2.33
Derivative financial instruments	(307)			837			(482)	27	—

Disclosure of detailed information about main cash flows with related parties [text block]
Main cash flows with related parties are provided below:

(€ million)	2018	2017	2016
Revenues and other income	1,391	1,608	1,312
Costs and other expenses	(5,210)	(5,360)	(5,623)
Other operating income (loss)	319	331	247
Net change in trade and other receivables and liabilities	683	391	182
Net interests	110	187	133
Net cash provided from operating activities	(2,707)	(2,843)	(3,749)
Capital expenditure in tangible and intangible assets	(2,768)	(3,838)	(2,613)
Disposal of investments			463
Net change in accounts payable and receivable in relation to investments	20	425	252
Change in financial receivables	(566)	298	5,650
Net cash used in investing activities	(3,314)	(3,115)	3,752
Change in financial liabilities	16	(16)	(192)
Net cash used in financing activities	16	(16)	(192)
Total financial flows to related parties	(6,005)	(5,974)	(189)

Disclosure of detailed information about the impact of cash flows with related parties [Text Block]
The impact of cash flows with related parties consisted of the following:

	2018			2016			2015
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Cash provided from operating activities	13,647	(2,707)	—	10,117	(2,843)	—	7,673	(3,749)	—
Cash used in investing activities	(7,536)	(3,314)	43.98	(3,768)	(3,115)	82.67	(4,443)	3,752	—
Cash used in financing activities	(2,637)	16	—	(4,595)	(16)	0.35	(3,651)	(192)	5.26